PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

Mirova International Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 91.5% of Net Assets
	Australia – 2.8%
25,353	Brambles Ltd.	$195,244
69,752	Stockland	214,256

		409,500

	Belgium – 4.6%
7,742	KBC Group NV	502,853
4,633	Umicore S.A.	175,050

		677,903

	China – 1.0%
29,000	BYD Co. Ltd., Class H	144,123

	Denmark – 11.1%
4,159	Chr. Hansen Holding AS	352,324
8,190	Novo Nordisk AS, Class B	423,228
5,207	Orsted AS, 144A	484,035
4,910	Vestas Wind Systems AS	380,908

		1,640,495

	France – 16.8%
1,531	Air Liquide S.A.	217,892
17,517	Credit Agricole S.A.	212,022
5,065	Danone S.A.	446,134
1,596	Dassault Systemes SE	227,360
3,445	EssilorLuxottica S.A.	496,697
821	L’Oreal S.A.	229,608
1,843	Orpea	225,093
14,195	Suez	223,097
6,732	Valeo S.A.	218,164

		2,496,067

	Germany – 7.2%
933	Allianz SE, (Registered)	217,176
3,857	Fresenius SE & Co. KGaA, Sponsored ADR	180,433
3,680	SAP SE	433,038
2,485	Symrise AG	241,564

		1,072,211

	Hong Kong – 3.3%
52,200	AIA Group Ltd.	492,300

	Ireland – 3.4%
5,942	Kingspan Group PLC	290,147
7,074	Smurfit Kappa Group PLC	210,351

		500,498

	Japan – 15.8%
3,300	Kao Corp.	244,784
26,000	Kubota Corp.	395,426

Shares	Description	Value (†)
Common Stocks – continued
	Japan – continued
16,900	Sekisui House Ltd.	$333,474
800	Shimano, Inc.	120,883
8,700	Takeda Pharmaceutical Co. Ltd.	298,546
11,000	Terumo Corp.	355,940
4,300	Toyota Motor Corp.	288,789
3,500	West Japan Railway Co.	296,139

		2,333,981

	Netherlands – 3.2%
1,924	ASML Holding NV	477,178

	Norway – 0.9%
6,478	Telenor ASA	129,974

	Singapore – 0.7%
151,700	Raffles Medical Group Ltd.	108,679

	Switzerland – 1.6%
491	Geberit AG, (Registered)	234,641

	Taiwan – 4.2%
13,497	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	627,341

	United Kingdom – 14.9%
4,092	Croda International PLC	244,439
14,618	Halma PLC	353,835
5,265	Johnson Matthey PLC	197,758
24,313	Land Securities Group PLC	256,065
129,079	Legal & General Group PLC	393,990
14,325	Prudential PLC	259,587
1,592	Spirax-Sarco Engineering PLC	153,379
5,797	Unilever NV	348,095

		2,207,148

	Total Common Stocks (Identified Cost $12,402,122)	13,552,039

	Total Investments – 91.5% (Identified Cost $12,402,122)	13,552,039
	Other assets less liabilities – 8.5%	1,251,615

	Net Assets – 100.0%	$14,803,654

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2019, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$12,634,551	85.3%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the value of Rule 144A holdings amounted to $484,035 or 3.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$409,500	$—	$409,500
Belgium	—	677,903	—	677,903
China	—	144,123	—	144,123
Denmark	—	1,640,495	—	1,640,495
France	—	2,496,067	—	2,496,067
Germany	—	1,072,211	—	1,072,211
Hong Kong	—	492,300	—	492,300
Ireland	290,147	210,351	—	500,498
Japan	—	2,333,981	—	2,333,981
Netherlands	—	477,178	—	477,178
Norway	—	129,974	—	129,974
Singapore	—	108,679	—	108,679
Switzerland	—	234,641	—	234,641
Taiwan	627,341	—	—	627,341
United Kingdom	—	2,207,148	—	2,207,148

Total	$917,488	$12,634,551	$—	$13,552,039

A common stock valued at $209,450 was transferred from Level 2 to Level 1 during the period ended September 30, 2019. At December 31, 2018, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At September 30, 2019, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

A common stock valued at $154,206 was transferred from Level 1 to Level 2 during the period ended September 30, 2019. At December 31, 2018, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At September 30, 2019, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at September 30, 2019 (Unaudited)

Chemicals	9.6%
Insurance	9.3
Semiconductors & Semiconductor Equipment	7.4
Personal Products	5.6
Pharmaceuticals	4.8
Banks	4.8
Software	4.4
Machinery	3.7
Building Products	3.6
Health Care Providers & Services	3.4
Textiles, Apparel & Luxury Goods	3.4
Electric Utilities	3.3
REITs – Diversified	3.2
Food Products	3.0
Automobiles	2.9
Electrical Equipment	2.6
Health Care Equipment & Supplies	2.4
Electronic Equipment, Instruments & Components	2.4
Household Durables	2.3
Road & Rail	2.0
Other Investments, less than 2% each	7.4

Total Investments	91.5
Other assets less liabilities	8.5

Net Assets	100.0%

Currency Exposure Summary at September 30, 2019 (Unaudited)

Euro	37.6%
Japanese Yen	15.8
British Pound	12.5
Danish Krone	11.1
Hong Kong Dollar	4.3
United States Dollar	4.2
Australian Dollar	2.8
Other, less than 2% each	3.2

Total Investments	91.5
Other assets less liabilities	8.5

Net Assets	100.0%